LONG-TERM DEBT - Interest on Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM DEBT
Interest expense	$ 87.4	$ 70.0
Borrowing costs capitalized	$ 7.9	$ 6.4
Capitalization rate (as a percent)	1.33%	1.37%